Share-based payments - Virtual share option program 2017 (Cash settled) (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) € / shares Options shares	Dec. 31, 2018 EUR (€) Options € / shares shares	Dec. 31, 2017 Options € / shares shares
Number
Exercise prices for options outstanding		€ 1
Virtual share option program 2017 (Cash settled)
Share-based payments
Number of authorized shares under the plan | shares			29,560
Percentage of original shares represented by authorized share under the plan			10.00%
Vesting period			3 years
Vesting percentage			33.33%
Number
Outstanding at January 1 | Options	10,496	4,318
Granted during the year | Options	5,878	6,178
Cancelled during the year | Options	(16,374)
Replacement awards granted during the year | Options	805,308
Outstanding at December 31 | Options	805,308	10,496	4,318
Vested at December 31 | shares	805,308	5,040
Outstanding at January 1	€ 1.0	€ 1.0
Granted during the year	€ 1.0	1.0
Cancelled during the year	1.0
Replacement awards granted during the year	€ 0.12
Outstanding at December 31	0.12	1.0	€ 1.0
Vested at December 31	€ 0.12	€ 1.0
Weighted average remaining contractual life		8 years
Weighted average fair value of options outstanding		€ 540.3
Intrinsic value of the options vested | €		€ 2,722
Total accumulated liability prior to the modification date was reclassified to the capital reserve | €	€ 10,038